Prospectus Supplement

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2022 (Effective Date).

In connection with the change described above, the Prospectus is hereby amended as follows to reflect the funds management fee schedule effective as of the Effective Date:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.80	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses	0.21	0.21	0.21	0.11
Total annual fund operating expenses	1.31	2.01	1.01	0.91
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.30	2.00	1.00	0.90

1	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2022.
2

The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	626	303	203	102	92
3 years	894	630	630	321	289
5 years	1,181	1,082	1,082	557	503
10 years	1,999	2,157	2,157	1,235	1,119

2.	The table regarding the fund’s management fee schedule in the “Fund details” section, under the heading “Who’s Who - Management fee” is amended and restated as follows:
Average Daily Net Assets ($)	Annual Rate (%)
All Asset levels	0.800

The last sentence of the second paragraph in the “Fund details” section, under the heading “Who’s Who - Management fee” is also amended and restated as follows:

The fee schedule above became effective March 1, 2022.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2022 (Effective Date).

In connection with the change described above, the Prospectus is hereby amended as follows to reflect the funds management fee schedule effective as of the Effective Date:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R2	R4	R5
Management fee[1]	0.80	0.80	0.85
Distribution and service (Rule 12b-1) fees	0.25	0.25	0.00
Other expenses
Service plan fee	0.25	0.10	0.05
Additional other expenses	0.11	0.11	0.11
Total other expenses[2]	0.36	0.21	0.16
Total annual fund operating expenses	1.41	1.26	0.96
Contractual expense reimbursement[3]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.40	1.25	0.95

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2022.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2, Class R4, and Class R5 shares.
3

The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R2	R4	R5
1 year	143	127	97
3 years	445	399	305
5 years	770	691	530
10 years	1,690	1,522	1,177

2.	The table regarding the fund’s management fee schedule in the “Fund details” section, under the heading “Who’s Who - Management fee” is amended and restated as follows:
Average Daily Net Assets ($)	Annual Rate (%)
All Asset levels	0.800

The last sentence of the second paragraph in the “Fund details” section, under the heading “Who’s Who - Management fee” is also amended and restated as follows:

The fee schedule above became effective March 1, 2022.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II (the Trust)

International Small Company Fund (the fund)

Supplement dated March 24, 2022 to the current prospectus, as may be supplemented (the Prospectus)

At its meeting held on March 22-24, 2022, the Trust’s Board of Trustees approved a reduction in the fund’s management fee schedule to be retroactively effective as of March 1, 2022 (Effective Date).

In connection with the change described above, the Prospectus is hereby amended as follows to reflect the funds management fee schedule effective as of the Effective Date:

1.	The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.80
Other expenses	0.10
Total annual fund operating expenses	0.90
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.89

1	"Management fee" has been restated to reflect the contractual management fee schedule effective March 1, 2022.
2

The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV
1 year	91
3 years	286
5 years	497
10 years	1,107

2.	The row related to the fund within the table regarding the fund’s management fee schedule in “Appendix A: Schedule of Management Fees” is amended and restated as follows:
Fund	APR	Advisory Fee Breakpoint
International Small Company Fund	0.800%	— at all asset levels.† †The fee schedule above became effective March 1, 2022.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.